Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	August/September, 2009
Distribution Date	10/15/09
Transaction Month	1
30/360 Days	34
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 7, 2009
Closing Date:		September 11, 2009

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,550,268,072.20	98,646	5.28%	53.28
Original Adj. Pool Balance:		$1,516,248,836.66

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$379,000,000.00	24.447%	0.35675%		September 15, 2010
Class A-2 Notes	Fixed	$291,000,000.00	18.771%	1.11000%		February 15, 2012
Class A-3 Notes	Fixed	$388,000,000.00	25.028%	2.03000%		August 15, 2013
Class A-4 Notes	Fixed	$259,600,000.00	16.745%	3.15000%		March 15, 2016
Total Securities		$1,317,600,000.00	84.992%

Overcollateralization		$198,648,836.66	12.814%
YSOA		$34,019,235.54	2.194%
Total Original Pool Balance		$1,550,268,072.20	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$379,000,000.00	1.0000000	$305,532,270.11	0.8061537	$73,467,729.89
Class A-2 Notes	$291,000,000.00	1.0000000	$291,000,000.00	1.0000000	$-
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$259,600,000.00	1.0000000	$259,600,000.00	1.0000000	$-
Total Securities	$1,317,600,000.00	1.0000000	$1,244,132,270.11	0.9442412	$73,467,729.89

Weighted Avg. Coupon (WAC)	5.28%		5.31%
Weighted Avg. Remaining Maturity (WARM)	53.28		51.70
Pool Receivables Balance	$1,550,268,072.20		$1,484,239,047.10
Remaining Number of Receivables	98,646		97,448

Adjusted Pool Balance	$1,516,248,836.66		$1,451,633,641.00

III. COLLECTIONS

Principal:
Principal Collections	$65,924,675.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$26,940.72
Total Principal Collections	$65,951,615.77

Interest:
Interest Collections	$11,789,370.89
Late Fees & Other Charges	$121,336.28
Interest on Repurchase Principal	$-
Total Interest Collections	$11,910,707.17

Collection Account Interest	$8,681.39
Reserve Account Interest	$1,099.24
Servicer Advances	$-

Total Collections	$77,872,103.57

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Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	August/September, 2009
Distribution Date	10/15/09
Transaction Month	1
30/360 Days	34
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections					$77,872,103.57
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$77,872,103.57
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$2,325,402.11		$2,325,402.11	$2,325,402.11
Collection Account Interest					$8,681.39
Late Fees & Other Charges					$121,336.28
Total due to Servicer					$2,455,419.78

3. Class A Noteholders Interest:
Class A-1 Notes		$127,696.68		$127,696.68
Class A-2 Notes		$305,065.00		$305,065.00
Class A-3 Notes		$743,882.22		$743,882.22
Class A-4 Notes		$772,310.00		$772,310.00

Total interest:		$1,948,953.90		$1,948,953.90	$1,948,953.90

Available Funds Remaining:					$73,467,729.89

4. Principal Distribution Amount:					$73,467,729.89

		Distributable Amount		Paid Amount
Class A-1 Notes				$73,467,729.89
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		141,453,674.81		$73,467,729.89
Total Noteholders Principal				$73,467,729.89

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,019,235.54
Beginning Period Amount	$34,019,235.54
Current Period Amortization	$1,413,829.44
Ending Period Required Amount	$32,605,406.10
Ending Period Amount	$32,605,406.10
Next Distribution Date Required Amount	$31,222,339.53

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,581,244.18
Beginning Period Amount	$7,581,244.18
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,581,244.18
Ending Period Amount	$7,581,244.18

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$198,648,836.66	$207,501,370.89	$275,487,315.81
Overcollateralization as a % of Adjusted Pool		13.10%	14.29%	18.98%

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Hyundai Auto Receivables Trust 2009-A
Monthly Servicing Report

Collection Period	August/September, 2009
Distribution Date	10/15/09
Transaction Month	1
30/360 Days	34
Actual/360 Days	34

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent		Dollar Amount
Current	98.94%	96,418	98.87%		$1,467,514,618.35
30 - 60 Days	0.89%	865	0.94%		$13,973,119.39
61 - 90 Days	0.17%	164	0.18%		$2,735,652.31
91 + Days	0.00%	1	0.00%		$15,657.05
		97,448			$1,484,239,047.10
Total				$
Delinquent Receivables 61 + days past due	0.17%	165	0.19%		$2,751,309.36
Delinquent Receivables 61 + days past due	0.00%	0	0.00%		$-
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%		$-
Three-Month Average Delinquency Ratio	0.06%		0.06%

Repossession in Current Period		47			$826,633.93
Repossession Inventory		47			$826,633.93

Charge-Offs
Gross Principal of Charge-Off for Current Period					$104,350.05
Recoveries					$(26,940.72)
Net Charge-offs for Current Period					$77,409.33

Beginning Pool Balance for Current Period					$1,550,268,072.20

Net Loss Ratio					0.06%
Net Loss Ratio for 1st Preceding Collection Period					0.00%
Net Loss Ratio for 2nd Preceding Collection Period					0.00%
Three-Month Average Net Loss Ratio for Current Period					0.02%

Cumulative Net Losses for All Periods					$77,409.33
Cumulative Net Losses as a % of Initial Pool Balance					0.00%

Principal Balance of Extensions					$5,947,667.59
Number of Extensions					368

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